Segment Information - Narrative (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Interest margin and similar income and expenses	R$ 35,452	R$ 74,980
Net gains (loss) on investment securities and derivatives	58,054	32,011
Results from foreign exchange operation	19,218	(3,143)
Depreciation and amortization expenses	(7,419)	R$ (7,177)
Interest and similar income and expenses	64,135
Net gains (loss) on investment securities and derivatives	29,145
Results from foreign exchange operation	4,432
Depreciation and amortization expenses	R$ (6,529)